Fair Value (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024:

June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investment in debt security - AFS	$—	$—	$9,017	$9,017

Liabilities:
Earnout liability	$—	$—	$4,370	$4,370
2024 WTI Warrant liability	—	—	12,450	12,450
2025 WTI Warrant liability	—	—	3,400	3,400
Private placement warrant liability	—	7,146	—	7,146
Embedded derivative liability - Convertible Debentures	—	—	1,796	1,796

December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investment in debt security - AFS	$—	$—	$11,187	$11,187

Liabilities:
Earnout liability	$—	$—	$14,752	$14,752
2024 WTI Warrant liability	—	—	17,230	17,230
Private placement warrant liability	—	16,793	—	16,793

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 (Successor) and December 31, 2023 (Predecessor):

December 31, 2024 (Successor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investment in debt security - AFS	$—	$—	$11,187	$11,187

Liabilities:
Earnout liability	$—	$—	$14,752	$14,752
WTI warrant liability			17,230	17,230
Private placement warrant liability	—	16,793	—	16,793

December 31, 2023 (Predecessor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	$—	$—	$1,994	$1,994
Related party payables	347	—	—	347

Changes in Fair Value of Level 3 Assets
Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the six months ended June 30, 2025 (Successor) and the six months ended June 30, 2024 (Predecessor), respectively, are as follows:

	Embedded derivative liability - convertible promissory notes	Investment in debt securities - AFS	Earnout liability	2024 WTI Warrant liability	2025 WTI Warrant liability	Embedded derivative liability - Convertible Debentures
Balance as of January 1, 2024 (Predecessor)	$1,994	$—	$—	$—	$—	$—
Settlement	(2,472)	—	—	—	—	—
Change in fair value	478	—	—	—	—	—
Balance as of June 30, 2024 (Predecessor)	$—	$—	$—	$—	$—	$—

Balance as of January 1, 2025 (Successor)	$—	$11,187	$14,752	$17,230	$—	$—
Additions	—	7,278	—	—	3,090	1,774
Settlement	—	(8,757)	(873)	—	—	—
Change in fair value	—	(691)	(9,509)	(4,780)	310	22
Balance as of June 30, 2025 (Successor)	$—	$9,017	$4,370	$12,450	$3,400	$1,796

Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through October 1, 2024 and the Predecessor year ended December 31, 2023, respectively, are as follows:

	Forward Contract	Embedded Derivative Liability	Investment in debt securities - AFS	Earnout Liability	WTI Warrant Liability
Balance as of January 1, 2023 (Predecessor)	$—	$1,641	$—	$—	$—
Additions	—	1,119	—	—	—
Change in fair value	—	(766)	—	—	—
Balance as of December 31, 2023 (Predecessor)	$—	$1,994	$—	$—	$—
Additions	—	—	10,110	—	—
Settlement	—	(2,472)	—	—	—
Change in fair value	—	478	62	—	—
Balance as of October 1, 2024 (Predecessor)	—	—	10,172	—	—
Balance as of October 2, 2024 (Successor)	—	—	10,172	11,352	—
Additions	54	—	106		15,690
Settlement	(99)	—	—	—	—
Change in fair value	45	—	909	3,400	1,540
Balance as of December 31, 2024 (Successor)	$—	$—	$11,187	$14,752	$17,230

Changes in Fair Value of Level 3 Liabilities
Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the six months ended June 30, 2025 (Successor) and the six months ended June 30, 2024 (Predecessor), respectively, are as follows:

	Embedded derivative liability - convertible promissory notes	Investment in debt securities - AFS	Earnout liability	2024 WTI Warrant liability	2025 WTI Warrant liability	Embedded derivative liability - Convertible Debentures
Balance as of January 1, 2024 (Predecessor)	$1,994	$—	$—	$—	$—	$—
Settlement	(2,472)	—	—	—	—	—
Change in fair value	478	—	—	—	—	—
Balance as of June 30, 2024 (Predecessor)	$—	$—	$—	$—	$—	$—

Balance as of January 1, 2025 (Successor)	$—	$11,187	$14,752	$17,230	$—	$—
Additions	—	7,278	—	—	3,090	1,774
Settlement	—	(8,757)	(873)	—	—	—
Change in fair value	—	(691)	(9,509)	(4,780)	310	22
Balance as of June 30, 2025 (Successor)	$—	$9,017	$4,370	$12,450	$3,400	$1,796

Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through October 1, 2024 and the Predecessor year ended December 31, 2023, respectively, are as follows:

	Forward Contract	Embedded Derivative Liability	Investment in debt securities - AFS	Earnout Liability	WTI Warrant Liability
Balance as of January 1, 2023 (Predecessor)	$—	$1,641	$—	$—	$—
Additions	—	1,119	—	—	—
Change in fair value	—	(766)	—	—	—
Balance as of December 31, 2023 (Predecessor)	$—	$1,994	$—	$—	$—
Additions	—	—	10,110	—	—
Settlement	—	(2,472)	—	—	—
Change in fair value	—	478	62	—	—
Balance as of October 1, 2024 (Predecessor)	—	—	10,172	—	—
Balance as of October 2, 2024 (Successor)	—	—	10,172	11,352	—
Additions	54	—	106		15,690
Settlement	(99)	—	—	—	—
Change in fair value	45	—	909	3,400	1,540
Balance as of December 31, 2024 (Successor)	$—	$—	$11,187	$14,752	$17,230

Significant Unobservable Inputs Utilized to Estimate Fair Value
The following table summarizes the significant unobservable inputs (Level 3):

Principal Valuation Techniques	Unobservable Inputs	June 30, 2025	December 31, 2024
Investment in debt securities - AFS:
Black-Scholes model	Volatility		120%
	Time to liquidity		2 years
	Discount for lack of marketability		31.00%
	Weighted average cost of capital		45.00%
	Risk-free rate		4.23%
Discounted Cash Flows	AeroFlexx yield	13.31%
Earnout Shares:
Geometric Brownian Motion	Term	6.3 years	6.8 years
	Stock price	$4.80	$13.85
	Volatility	56.00%	56.00%
	Risk-free rate	3.87%	4.42%
	Revenue risk premium	28.20%	36.10%
	Revenue volatility	152.00%	176.00%
2024 WTI Warrants:
Geometric Brownian Motion	Stock price	$4.80	$13.85
	Stock price volatility	56.00%	56.00%
	Credit spread	25.60%	18.80%
2025 WTI Warrants:
Geometric Brownian Motion	Stock price	$4.80
	Stock price volatility	56.00%
	Credit spread	25.60%
Embedded derivative liability - Convertible Debentures:
Discounted Cash Flows	Debt Yield	40.60%

A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

The investment in debt securities is stated at fair value as described in Note 3. Investments. The terms of the securities are such that they are highly likely to convert into Class D Units of AeroFlexx. The fair value of the debt securities is estimated on an as-converted basis using a Black-Scholes model incorporating breakpoints upon which each tranche of AeroFlexx equity participates in distributions.

	October 2, 2024	December 31, 2024
Volatility	120.00%	120.00%
Time to liquidity	2 years	2 years
Discount for lack of marketability	18.00%	31.00%
Weighted average cost of capital	45.00%	45.00%
Risk-free rate	3.51%	4.23%

The following table summarizes the inputs used in simulating the Company’s stock price for purposes of valuing the Earnout Shares:

	October 2, 2024	December 31, 2024
Term	7 years	6.8 years
Stock price	$10.87	$13.85
Volatility	56.00%	56.00%
Risk-Free Rate	3.62%	4.42%
Dividend Yield	—%	—%

The following table summarizes the unobservable inputs used in estimating the fair value of the Earnout Shares based on revenue for Accelsius (Milestone One):

October 2, 2024
Revenue risk premium	6.10%
Revenue volatility	44.00%

The fair value of the WTI Warrants was determined using a Monte Carlo valuation model in which the future stock price is simulated assuming a GBM in a risk-neutral framework. The model utilizes significant assumptions including stock price, stock price volatility, and credit spread. The credit spread relates to estimated counterparty credit risk of Innventure being able to make payments related to the WTI Lenders’ put right, in which the WTI Lenders may exchange the WTI Warrants for a total cash payment of $15,000 after the four-year anniversary of issuance. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve.

	October 22, 2024	December 31, 2024
Stock Price	$11.50	$13.85
Stock Price Volatility	56.00%	56.00%
Credit Spread	18.60%	18.80%